SHARE-BASED PAYMENTS PLANS - Activity of Share Option Activity (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Share-Based Payment Arrangements [Abstract]
Beginning balance (in shares) | shares	9,435,000	8,136,000	8,548,000
Granted (in shares) | shares	0	0	901,000
Exercised (in shares) | shares	(842,000)	(1,347,000)	(1,268,000)
Forfeited, expired or cancelled (in shares) | shares	(14,000)	(12,000)	(45,000)
Adjustment for option conversion (in shares) | shares		2,658,000
Ending balance (in shares) | shares	8,579,000.000	9,435,000	8,136,000
Options exercisable (in shares) | shares	8,417,000	8,701,000	6,488,000
Beginning balance (in USD per share) | $	$ 23.03	$ 29.17	$ 24.98
Granted (in USD per share) | $	0.00	0.00	51.73
Exercised (in USD per share) | $	17.48	14.61	16.84
Forfeited, expired or cancelled (in USD per share) | $	24.61	32.22	33.04
Adjustment for option conversion (in USD per share) | $		37.05
Ending balance (in USD per share) | $	23.58	23.03	29.17
Options exercisable (in USD per share) | $	$ 23.28	$ 21.77	$ 24.45